Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (102,303)	$ (52,727)	$ (51,968)
Other comprehensive loss:
Foreign currency translation adjustments	(470)	931	(432)
Other comprehensive income (loss)	(470)	931	(432)
Total comprehensive loss	$ (102,773)	$ (51,796)	$ (52,400)